Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Right of Use Assets [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Right-of-use assets, net	12,157	4,845	664

Operating lease liabilities - current	7,974	4,098	561
Operating lease liabilities - non-current	4,798	700	96
Total operating lease liabilities	12,772	4,798	657

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.25 years
Weighted average discount rate	4.75%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2024:

	RMB	US$
Twelve months ending December 31,
2025	4,210	577
2026	706	96
Total future minimum lease payments	4,916	673
Less: imputed interest	(118)	(16)
Present value of lease liabilities	4,798	657